DEBT SECURITIES (Details 2) (Debt securities, USD $)	Sep. 30, 2012	Sep. 30, 2011
Debt securities
Term to Maturity: Amortized Cost
One year or less	$ 14,557,579
Over one through five years	1,001,868
Over five through ten years	6,035,232
Total	21,594,679
Term to Maturity: Fair Value
One year or less	14,561,695
Over one through five years	1,002,200
Over five through ten years	6,031,200
Estimated Fair Value	21,595,095
Available-for-sale securities pledged
Carrying values of debt securities pledged	$ 21,600,000	$ 14,500,000